Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of consolidated statements of financial position
The Group’s debt consists of interest-bearing borrowings from financial institutions, related parties and third parties. Outstanding borrowings, net of transaction costs, presented on the consolidated statements of financial position as current and non-current
as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Senior Bonds	530,506	—
Bonds	—	394,129
Aztiq Convertible Bond	65,793	—
Alvogen Facility	64,588	—
Convertible Bonds	32,441	—
Other borrowings	71,242	6,782

Total outstanding borrowings, net of debt issue costs	764,570	400,911
Less: current portion of borrowings	(19,916)	(2,771)

Total non-current borrowings	744,654	398,140

Summary of movements in the group's outstanding borrowings
Movements in the Group’s outstanding borrowings during the years ended 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Borrowings, net at 1 January	400,911	567,899
Borrowings converted to equity	—	(105,501)
Redemption of borrowings	—	(34,899)
Paid payment-in-kind interest	—	(19,200)
Premium on redeemed and unredeemed bonds	—	15,472
Change in fair value upon extinguishment of convertible shareholder loans	—	32,114
Recognition of deferred debt issue costs	(2,889)	—
Accretion/derecognition of borrowings discount	35,065	5,506
Recognition of new borrowings discount	(43,241)	(34,302)
Proceeds from new borrowings	467,196	114,282
Loans from related party converted to equity	(50,000)	(240,542)
Repayments of borrowings	(83,951)	(2,597)
Accrued interest	40,424	89,958
Amortization of deferred debt issue costs	23	12,754
Foreign currency exchange difference	1,032	(33)

Borrowings, net at 31 December	764,570	400,911

Schedule of maturities of outstanding borrowings
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Within one year	19,916	2,771
Within two years	3,804	2,920
Within three years	696,646	622
Within four years	3,374	394,222
Thereafter	40,830	376

	764,570	400,911